Intangible assets and goodwill - Remaining useful life of these licenses (Details)	12 Months Ended
Dec. 31, 2025
Sport Rights Included Within Licenses
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	5 years 7 months 6 days
Major League Baseball
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	7 years
Deutsche Fuball Liga
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	6 years 6 months
National Basketball Association
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	5 years 9 months 18 days
National Hockey League
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	4 years 6 months
UTR Sports
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	4 years
Association of Tennis Professionals
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	4 years
Licences [member]
Intangible assets and goodwill
Useful life measured as period of time, intangible assets other than goodwill	3 years 8 months 12 days